Earnings Per Common Share - Schedule of EPS (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Net Earnings to Common Shareholders
Basic EPS	$ 720	$ 240	$ 1,031	$ 563
Potential dilutive effect of stock options	0	0	0	0
Diluted EPS	$ 720	$ 240	$ 1,031	$ 563
Weighted Average Shares
Basic EPS (shares)	433.1	423.8	431.3	422.9
Potential dilutive effect of stock options (shares)	0.6	0.5	0.6	0.5
Diluted EPS (shares)	433.7	424.3	431.9	423.4
EPS
Basic (CAD per share)	$ 1.66	$ 0.57	$ 2.39	$ 1.33
Diluted (CAD per share)	$ 1.66	$ 0.57	$ 2.39	$ 1.33